Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

(dollars in millions, except per share amounts; shares in millions)	2019	2018	2017
Net income attributable to common shareowners:
Income from continuing operations attributable to common shareowners	$3,510	$1,216	$1,313
Income from discontinued operations attributable to common shareowners	2,027	4,053	3,239
Net income attributable to common shareowners	$5,537	$5,269	$4,552
Basic weighted average number of shares outstanding	854.8	800.4	790.0
Stock awards and equity units (share equivalent)	9.1	9.7	9.1
Diluted weighted average number of shares outstanding	863.9	810.1	799.1
Earnings per share attributable to common shareowners - basic
Income from continuing operations attributable to common shareowners	$4.11	$1.52	$1.66
Income from discontinued operations	2.37	5.06	4.10
Net income attributable to common shareowners	$6.48	$6.58	$5.76
Earnings per share attributable to common shareowners - diluted
Income from continuing operations attributable to common shareowners	$4.06	$1.50	$1.64
Income from discontinued operations	2.35	5.00	4.06
Net income attributable to common shareowners	$6.41	$6.50	$5.70